Related party balances and transactions (Details 5 Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Key management personnel compensation, short-term employee benefits	R$ 53,544	R$ 37,877	R$ 35,074